CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Cash generated from operations	$ 319	$ 315	$ 43	$ (1)
Net interest paid	(82)	(78)	(99)	(93)
Settlement of foreign currency derivative financial instruments.	(24)	6	(31)	1
Income tax paid	(3)	(9)	(13)	(11)
Net cash from operating activities	210	234	(100)	(104)
Cash flows used in investing activities
Purchase of property, plant and equipment	(42)	(36)	(81)	(99)
Proceeds from disposal of property, plant and equipment				1
Net cash used in investing activities	(42)	(36)	(81)	(98)
Cash flows (used in)/from financing activities
Proceeds from borrowings		1		214
Repayment of borrowings	(4)	(24)	(6)	(33)
Lease payments	(26)	(23)	(51)	(44)
Dividends paid	(66)	(66)	(132)	(132)
Deferred debt issue costs paid	(2)		(3)
Net cash (outflow)/inflow from financing activities	(98)	(112)	(192)	5
Net increase/(decrease) in cash, cash equivalents and restricted cash	70	86	(373)	(197)
Cash, cash equivalents and restricted cash at the beginning of the year	177	155	610	443
Exchange losses on cash, cash equivalents and restricted cash	9	(5)	19	(10)
Cash, cash equivalents and restricted cash at the end of the year	$ 256	$ 236	$ 256	$ 236